Property and Equipment (Notes)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment
Property and Equipment
Property and equipment related to continuing operations consist of the following (in thousands):

	Estimated Useful Life (Years)	As of December 31,
		2015	2014
Machinery and equipment	2-5	$49,059	$35,690
Lab equipment	2-3	1,615	1,585
Computers	3	2,067	3,937
Software	3	2,566	5,399
Office furniture and fixtures	3-5	1,468	1,140
Leasehold improvement	*	927	810
Construction in process	—	12,275	10,502
Total property and equipment		$69,977	$59,063
Less: accumulated depreciation		(28,184)	(22,121)
Total property and equipment		$41,793	$36,942

* Lesser of lease term or useful life of asset
Property and equipment by geographic location consist of the following (in thousands):

	As of December 31,
	2015	2014
Property and equipment:
U.S. property and equipment	$19,267	$21,892
Non-U.S. property and equipment	50,710	37,171
Less: accumulated depreciation	(28,184)	(22,121)
Total property and equipment	$41,793	$36,942

Property and equipment related to discontinued operations were not significant as of December 31, 2015 and 2014.
Depreciation expense related to property and equipment from continuing operations was $11.4 million, $7.7 million, and $6.4 million for the years ended December 31, 2015, 2014 and 2013, respectively. Depreciation expense from discontinued operations was not significant during those same periods. The Company recorded $0.2 million of capitalized interest in the years ended December 31, 2015 and 2014 and $0.3 million of capitalized interest in 2013.
Construction in process mainly consists of infrastructure improvements and internal use software. Depreciation on software does not begin until the assets are integrated into the current systems.
During the years ended December 31, 2015 and 2014, the Company wrote-off $5.4 million and $19.0 million, respectively, of fully depreciated assets, as the assets were no longer in use. No gain or loss was recognized in the year ended December 31, 2014 related to the write-off of these assets.